ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Vimeo Inc.
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss consists of foreign currency translation adjustments:

	Three Months Ended March 31,
	2021	2020

Balance as of January 1	$(87)	$(232)
Other comprehensive loss	(22)	(120)
Balance as of March 31	$(109)	$(352)

Accumulated other comprehensive loss consists of foreign currency translation adjustments:

	Years Ended December 31,
	2019		2020

	Foreign Currency Translation Adjustments	Accumulated Other Comprehensive Loss	Foreign Currency Translation Adjustments	Accumulated Other Comprehensive (Loss) Income

	(In thousands)
Balance at January 1	$(154)	$(154)	$(232)	$(232)
Other comprehensive (loss) income	(78)	(78)	145	145
Balance at December 31	$(232)	$(232)	$(87)	$(87)